N-4	Jan. 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Jan. 01, 2023
Amendment Flag	false
Premier Solutions New Jersey Institutions of Higher Ed.
Prospectus:
Portfolio Companies [Table Text Block]
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Multisector Bond	Loomis Sayles Bond Fund - Retail Class* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	0.91%	-12.78%	-0.26%	1.63%

Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions New Jersey Institutions of Higher Ed. | ABSustainableGlobalThematicFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(12.78%)
Average Annual Total Returns, 5 Years [Percent]	(0.26%)
Average Annual Total Returns, 10 Years [Percent]	1.63%
Premier Solutions New Jersey Institutions of Higher Ed. | LoomisSaylesBondFundRetailClassMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Retail Class*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP